Income Taxes - Summary of Provision for (Benefit from) Income Tax (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major Components Of Tax Expense Income [Abstract]
Current	₱ 3,841	₱ 6,043	₱ 9,273
Deferred	(2,738)	(4,134)	(4,710)
Actual provision for (benefit from) corporate income tax	₱ 1,103	₱ 1,909	₱ 4,563